Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of September 2009

Collection Period Start	1-Aug-09	Distribution Date	15-Oct-09
Collection Period End	30-Sep-09	30/360 Days	34
Beg. of Interest Period	11-Sep-09	Actual/360 Days	34
End of Interest Period	15-Oct-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,311,398,557.00	1,311,398,557.00	1,271,263,778.73	0.9693954
Total Securities		1,311,398,557.00	1,311,398,557.00	1,271,263,778.73	0.9693954
Class A-1 Notes	0.410350%	213,000,000.00	213,000,000.00	172,865,221.73	0.8115738
Class A-2 Notes	1.220000%	308,000,000.00	308,000,000.00	308,000,000.00	1.0000000
Class A-3 Notes	2.070000%	423,000,000.00	423,000,000.00	423,000,000.00	1.0000000
Class A-4 Notes	2.650000%	80,850,000.00	80,850,000.00	80,850,000.00	1.0000000
Certificates	0.000000%	286,548,557.00	286,548,557.00	286,548,557.00	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	40,134,778.27	82,548.74	188.4261891	0.3875528
Class A-2 Notes	0.00	354,884.44	0.0000000	1.1522222
Class A-3 Notes	0.00	826,965.00	0.0000000	1.9550000
Class A-4 Notes	0.00	202,349.58	0.0000000	2.5027777
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,134,778.27	1,466,747.76

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				32,958,675.50
Monthly Interest				14,125,581.40
Total Monthly Payments				47,084,256.90

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				2,688,690.22
Aggregate Sales Proceeds Advance				424,523.15
Total Advances				3,113,213.37

Vehicle Disposition Proceeds:
Reallocation Payments				1,204,996.70
Repurchase Payments				79,745.65
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,658,847.57
Excess Wear and Tear and Excess Mileage				15,617.94
Remaining Payoffs				0.00
Net Insurance Proceeds				1,381,773.92
Residual Value Surplus				83,310.66
Total Collections				57,621,762.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,189,211.70			55
Involuntary Repossession	-			-
Voluntary Repossession	15,785.00			1
Insurance Payoff		1,364,698.59		63
Customer Payoff			242,943.20	11
Grounding Dealer Payoff			2,376,211.87	100
Dealer Purchase			2,013,488.43	75
Total	1,204,996.70	1,364,698.59	4,632,643.50	305

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of September 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,782	1,513,519,287.53	7.25000%	1,311,398,557.00
Total Depreciation Received		(36,854,774.81)		(32,263,030.03)
Principal Amount of Gross Losses	(73)	(1,692,971.41)		(1,481,059.58)
Repurchase / Reallocation	(6)	(103,804.92)		(79,745.65)
Early Terminations	(80)	(1,766,217.70)		(1,476,490.60)
Scheduled Terminations	(224)	(5,498,416.59)		(4,834,452.41)
Pool Balance - End of Period	59,399	1,467,603,102.10	7.25000%	1,271,263,778.73

Remaining Pool Balance
Lease Payment				513,474,710.96
Residual Value				757,828,946.46
Total				1,271,303,657.42

III. DISTRIBUTIONS

Total Collections					57,621,762.71
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					57,621,762.71

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					681,375.36
3. Reimbursement of Sales Proceeds Advance					78,343.43
4. Servicing Fee:
Servicing Fee Due					1,092,832.13
Servicing Fee Paid					1,092,832.13
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,852,550.92

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					82,548.74

Class A-1 Notes Monthly Interest Paid					82,548.74
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					354,884.44

Class A-2 Notes Monthly Interest Paid					354,884.44
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					826,965.00

Class A-3 Notes Monthly Interest Paid					826,965.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of September 2009

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,349.58

Class A-4 Notes Monthly Interest Paid	202,349.58
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,466,747.76
Total Note and Certificate Monthly Interest Paid	1,466,747.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	54,302,464.03

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,134,778.27

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,134,778.27
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	14,167,685.76

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of September 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,556,992.79
Required Reserve Account Amount		19,670,978.36
Beginning Reserve Account Balance		6,556,992.79
Additional Cash Infusion		0.00
Reinvestment Income for the Period		5,493.53
Reserve Fund Available for Distribution		6,562,486.32
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		14,167,685.76
Gross Reserve Account Balance		20,730,172.08
Remaining Available Collections Released to Seller		1,059,193.72
Total Ending Reserve Account Balance		19,670,978.36

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.71
Monthly Prepayment Speed		35%
Lifetime Prepayment Speed		36%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,397,839.72
Securitization Value of Defaulted Receivables and Casualty Receivables	1,481,059.58	73
Aggregate Defaulted and Casualty Gain (Loss)	(83,219.86)
Pool Balance at Beginning of Collection Period	1,311,398,557.00
Net Loss Ratio	-0.0063%

Cumulative Net Losses for all Periods	0.0063%	83,219.86

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,165,779.02	292
61-90 Days Delinquent	843,538.76	39
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	7,009,317.78	331
60+ Days Delinquencies as Percentage of Receivables	0.06%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	901,057.21	45
Securitization Value	856,935.90
Aggregate Residual Gain (Loss)	44,121.31

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	901,057.21	45
Cumulative Securitization Value	856,935.90
Cumulative Residual Gain (Loss)	44,121.31

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		78,343.43
Additional Advances for current period		424,523.15
Ending Balance of Residual Advance		346,179.72

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		681,375.36
Additional Payment Advances for current period		2,688,690.22
Ending Balance of Payment Advance		2,007,314.86

Exhibit 99.1

Nissan Auto Lease Trust 2009-B
Monthly Servicer's Report
for the month of September 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No